Share-Based Compensation - Additional Information (Detail) $ / shares in Units, $ in Thousands							2 Months Ended	3 Months Ended	4 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Apr. 11, 2023 shares	Nov. 15, 2021 $ / shares shares	Aug. 25, 2020 USD ($) $ / shares shares	Jan. 29, 2020 USD ($) $ / shares shares	Jul. 13, 2018 shares	Jan. 31, 2016 shares	May 31, 2023 USD ($) $ / shares shares	May 31, 2019 USD ($) $ / shares shares	May 31, 2020 $ / shares	May 31, 2022 $ / shares shares	May 31, 2021 $ / shares shares	May 31, 2023 USD ($) $ / shares shares	May 31, 2022 USD ($) $ / shares shares	May 31, 2021 USD ($) $ / shares shares	Jul. 31, 2018 Grantees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares issued to employees upon the vesting of their shares							68,111,823					68,111,823
Common shares transferred to be issued to employees and non employees upon the exercise of their vested share options and vesting of non-vesting equity shares												121,446,630
Weighted-average grant date fair value, Granted | $ / shares												$ 2.6	$ 0	$ 11.51
Total fair value of shares vested | $												$ 65,142	$ 50,821	$ 53,335
Share-based compensation expense | $												$ 89,788	132,968	68,880
Non-Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share transfer							182,560,000					182,560,000
Reissuance of treasury stock for non-vested equity shares, shares												39,412,570
Total unrecognized compensation cost related to NES | $							$ 50,431					$ 50,431
Weighted-average period of recognition												1 year 4 months 24 days
Parent Company [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | $												$ 69,547	$ 118,487	$ 29,353
Employees and Directors [Member] | Non-Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Treasury shares for future issuance												0
2016 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares authorized (including options) granted to employees and directors						100,000,000
2016 Share Incentive Plan [Member] | Non-Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options, Granted						71,681,298						20,759,130	0	19,595,518
Number of share options, Forfeited												1,324,092	1,536,112	428,228
Koolearn pre ipo share option scheme [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted								47,836,985
Exercise period								6 years
Share-based compensation expense | $												$ 0	$ 1,298
Option per share | $ / shares								$ 0.53
Percentage of maximum limit on shares Options granted					5.23%
Exercise price | $ / shares								$ 1.13
Fair value of share options granted | $								$ 21,613
Overall limit on the number of shares which may be issued					47,836,985
Number of Grantee | Grantees															144
Koolearn post ipo share option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise period				10 years
Number of canceled outstanding share options													7,971,290
Option per share | $ / shares									$ 1.56
Exercise price | $ / shares				$ 3.26
Overall limit on the number of shares which may be issued				40,000,000			0			0	29,541,815	0	0	29,541,815
Recognised total expenses | $												$ 10,897	$ 13,183
Koolearn post ipo share option two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional shares granted			25,000,000										20,848,000
Exercise period			10 years
Number of canceled outstanding share options													6,311,000
Option per share | $ / shares			$ 4.52								$ 2.14
Exercise price | $ / shares		$ 0.67		$ 4.39									$ 4.39
Share based compensation by share based arrangement options granted during the period aggregate fair value | $			$ 53,872	$ 62,135
Veting schedule of options Extended period		10 years
Koolearn post ipo share option three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional shares granted										24,986,000
Number of options granted		24,986,000
Exercise period												10 years
Option per share | $ / shares		$ 0.67										$ 0.32
Exercise price | $ / shares										$ 0.67		$ 0.67
Fair value of share options granted | $												$ 7,995
Modified Koolean Post Ipo Share Option Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Recognised total expenses | $													$ 8,146
Modified Koolean Post Ipo Share Option Three [Member] | Board of Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of canceled outstanding share options		14,282,290
East Buy 2023 Scheme [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional shares granted							30,459,000
Number of options granted	30,459,000
Share-based compensation expense | $												9,344
Exercise price | $ / shares							$ 3.69
Vesting period	3 years
East Buy 2023 Scheme [Member] | Non-Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation cost related to NES | $							$ 102,647					$ 102,647
Weighted-average period of recognition												1 year 10 months 24 days